Label	Element	Value
Brandes Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Brandes Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Brandes Small Cap Value Fund (the “Small Cap Value Fund” or “Fund”) seeks long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

 This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds. More information about these and other discounts is available from your financial professional and in the section titled, “Shareholder Information” on page 65 of the Prospectus and “Additional Purchase and Redemption Information” on page B-83 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Small Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41.02%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.02%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

 This Example is intended to help you compare the costs of investing in the Small Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund ’ s operating expenses remain the same (taking into account the contractual expense limitation for one year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Small Cap Value Fund invests primarily in equity securities of U.S. companies with small market capitalizations (market value of publicly traded equity securities). Under normal market conditions, the Fund will invest at least 80% of its net assets measured at the time of purchase in equity securities of companies with small market capitalizations. The Fund considers a company to be a small capitalization company if it has a market capitalization of $5 billion or less at the time of purchase. Equity securities include common and preferred stocks, warrants and rights. The Fund may invest up to 10% of its total assets, measured at the time of purchase, in fixed-income securities. The Fund may invest up to 10% of its total assets, measured at the time of purchase, in securities of companies located outside of the United States. However, the combined total assets invested in fixed-income securities and in securities of companies located outside of the United States may not exceed 15%, measured at the time of purchase. The Fund may invest up to 5% of its total assets, measured at the time of purchase, in any one company. From time to time, the Fund may invest more than 25% of its assets in any market sector. However, as of September 30, 2018, the Fund did not invest in excess of 25% in any sector.

The Small Cap Value Fund may invest from time to time in cash or short-term cash equivalent securities either as part of its overall investment strategy or for temporary defensive purposes in response to adverse market, economic, political or other conditions which in the Advisor’s discretion require investments inconsistent with the Fund’s principal investment strategies. The amount of such holdings will vary and will depend on the Advisor’s assessment of the quantity and quality of investment opportunities that exist at any given time, and may at times be relatively high.

Brandes Investment Partners, L.P., the investment advisor (the “Advisor”), uses the principles of value investing to analyze and select securities for the Small Cap Value Fund’s investment portfolio. When buying securities, the Advisor assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business. By choosing securities that are selling at a discount to the Advisor’s estimates of the underlying company’s intrinsic value, the Advisor seeks to establish an opportunity for long-term capital appreciation. The Advisor may sell a security when its price reaches the Advisor’s estimate of the underlying company’s intrinsic value, the Advisor believes that other investments are more attractive, or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

 Because the values of the Small Cap Value Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Principal risks in alphabetical order of the Fund are as follows:

●	Credit Risk – Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. The value of an issuer’s securities held by the Small Cap Value Fund may decline in response to adverse developments with respect to the issuer or if the issuer or any guarantor is, or is perceived to be, unwilling or unable to pay or perform in a timely fashion.

●
Currency Risk – Because the Small Cap Value Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates. Such changes will also affect the Fund’s income.

●	Focused Investing Risk – The Fund may, from time to time, invest a substantial portion of the total value of its assets in securities of issuers located in a particular industry, sector, country or geographic region. During such periods, the Fund may be more susceptible to risks associated with that industry, sector, country or region.

●	Foreign Securities Risk – The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Small Cap Value Fund invests. The interrelationships of the global economies, volatility or threats to stability of any significant currency, such as occurred in the past with the European Monetary Union, or significant political instability of any country or region, may affect other markets and the value of an investment in the Fund.

●	Interest Rate Risk – As with most fixed income funds, the income on and value of your shares in the Small Cap Value Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Interest rates have been historically low, so the Fund faces a heightened risk that rates may rise.

●	Liquidity Risk – Liquidity risk exists when particular investments are difficult to purchase or sell. Markets may become illiquid when, for example, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. The Small Cap Value Fund’s investments in illiquid securities may reduce the return of the Fund because it may be unable to sell such illiquid securities at an advantageous time or price. Illiquid securities may also be difficult to value.

●	Mid and Small-Cap Company Risk – Securities of small-cap and mid-cap companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges. These securities may also be more difficult to value.

●	Mortgage- and Asset-Backed Securities Risk – Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Small Cap Value Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns. When interest rates rise, prepayments may decline, resulting in longer-than-anticipated maturities.

●	Non-Investment Grade (High Yield Bond) Securities Risk – Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty. These securities may be difficult or impossible to sell during periods of uncertainty or market turmoil.

●	Stock Risk – The values of the Small Cap Value Fund’s investments fluctuate, sometimes rapidly and unpredictably, in response to the activities and perceptions of individual companies and general stock market and economic conditions.

●	U.S. Government Obligations Risk – Securities issued by the U.S. Treasury and certain U.S. government agencies are backed by the full faith and credit of the U.S. government. While this guarantee should ensure the timely repayment of all principal and interest, it does not mean that the market value of such securities cannot be adversely impacted by changes in interest rates, similar to non-U.S. government-issued fixed income securities. Securities issued by certain other U.S. government-related entities, principally Fannie Mae and Freddie Mac, are often categorized as U.S. government obligations, but do not enjoy the full backing of the U.S. government.

●	Value Securities Risk – The Small Cap Value Fund invests in value securities, which are securities the Advisor believes are undervalued for various reasons, including but not limited to as a result of adverse business, industry or other developments, or are subject to special risks, or limited market understanding of the issuer ’ s business, that have caused the securities to be out of favor. It may take longer than expected for the prices of these securities to increase to the anticipated value, or they may never increase to that value or may decline. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

●	Value Style Risk – Value style of investing has caused the Fund ’ s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 The performance information shown for periods before January 2, 2018 is that of a private investment fund managed by the Advisor (the “Predecessor Fund”) prior to the commencement of the Small Cap Value Fund’s operations with policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Small Cap Value Fund. The Small Cap Value Fund acquired the assets and assumed the liabilities of the Predecessor Fund on January 2, 2018, and investors in the Predecessor Fund received Class I shares of the Small Cap Value Fund as part of the reorganization. With respect to Class I and Class R6 shares, the performance information below reflects the gross expenses of the Predecessor Fund. Class A shares reflect the gross expenses of the Predecessor Fund restated to reflect the Class A sales load and Rule 12b-1 fees.

The Predecessor Fund was not a registered mutual fund and so was not subject to the same operating expenses or investment and tax restrictions as the Small Cap Value Fund; therefore the Small Cap Value Fund would have had different performance results. The performance of the Predecessor Fund prior to January 2, 2018 is based on calculations that are different than the standardized method of calculations specified by the United States Securities and Exchange Commission (the “SEC”). If the Predecessor Fund’s performance had been readjusted to reflect the Small Cap Value Fund’s expenses, the performance would have differed. The Predecessor Fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected its performance.

Updated Fund performance information is available at no cost by visiting www.brandesfunds.com. Certain financial statements of the Predecessor Fund are provided in the Statement of Additional Information ( “ SAI ” ).

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Small Cap Value Fund by showing changes in the Predecessor Fund ’ s performance from year to year and by showing how the Predecessor Fund ’ s average annual total returns for 1 year, 5 years and 10 years compare with those of a broad measure of market performance. Of course, the Predecessor Fund ’ s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Small Cap Value Fund by showing changes in the Predecessor Fund’s performance from year to year and by showing how the Predecessor Fund’s average annual total returns for 1 year, 5 years and 10 years compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.brandesfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Predecessor Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Brandes Small Cap Value Fund Year-by-Year Total Returns as of December 31, for Class I Shares Based on predecessor fund and Fund performance
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Q2	2009	62.40%
Worst Quarter	Q1	2009	-22.19%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	62.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.19%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Caption	rr_AverageAnnualReturnCaption	Brandes Small Cap Value Fund Average Annual Total Returns For periods ending December 31, 2018 Based on predecessor fund performance
Brandes Small Cap Value Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.01%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.97%
Brandes Small Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.26%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.21%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.06%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, if redeemed within one year from the date of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 685
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,988
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,752
Label	rr_AverageAnnualReturnLabel	Class A Shares – Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.04%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.43%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	16.73%
Brandes Small Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.97%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.67%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.77%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	866
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,661
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,743
Annual Return 2009	rr_AnnualReturn2009	80.12%
Annual Return 2010	rr_AnnualReturn2010	35.43%
Annual Return 2011	rr_AnnualReturn2011	(6.44%)
Annual Return 2012	rr_AnnualReturn2012	33.30%
Annual Return 2013	rr_AnnualReturn2013	25.93%
Annual Return 2014	rr_AnnualReturn2014	9.67%
Annual Return 2015	rr_AnnualReturn2015	(0.57%)
Annual Return 2016	rr_AnnualReturn2016	31.62%
Annual Return 2017	rr_AnnualReturn2017	4.10%
Annual Return 2018	rr_AnnualReturn2018	(10.65%)
Label	rr_AverageAnnualReturnLabel	Class I Shares – Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.65%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.95%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	17.73%
Brandes Small Cap Value Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Shares – Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.13%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	17.40%
Brandes Small Cap Value Fund | Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Shares – Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.80%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	15.13%
Brandes Small Cap Value Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.99%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.27%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.72%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	710
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,372
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,147
Label	rr_AverageAnnualReturnLabel	Class R6 Shares – Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.21%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	17.78%

[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, if redeemed within one year from the date of purchase.
[2]	"Other Expenses" for Class I shares includes 0.05% of class-specific sub-transfer agency fees. "Other Expenses" include organization and offering costs which will not continue going forward.
[3]	The Advisor has contractually agreed to limit the Small Cap Value Fund's Class A, Class I and Class R6 annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.15% for Class A, 0.90% for Class I and 0.72% for Class R6 as percentages of the respective Fund classes' average daily net assets through January 31, 2020 (the "Expense Caps"). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund. The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for the year (taking into account the reimbursement) does not exceed the lesser of the Expense Cap in effect at the time of waiver or at the time of reimbursement.